Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 321,844	$ 317,648	$ 284,037
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	70,143	64,875	53,656
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	34,446	37,468	36,035
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	69,387	73,025	62,891
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	129,092	123,485	110,015
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 18,776	$ 18,795	$ 21,440

[1]	The majority of foreign term deposits are in excess of $100,000.